Trade accounts payable and others (Details) - Schedule of trade accounts payable and others - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018
Schedule of trade accounts payable and others [Abstract]
Trade accounts payable	R$ 75,224	R$ 55,603	R$ 48,518
Taxes payable	16,254	12,396
Dividends payable	75,441	28,394
Advances to customers	19,141	10,249
Other liabilities	830	4,528
Total current	186,890	111,170
Taxes payable	30,110	25,770
Other noncurrent	4,792	2,232
Total noncurrent	R$ 34,902	R$ 28,002